UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -------------
Check here if Amendment [  ];      Amendment Number:
                                                      ---
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altima Partners LLP
Address:  23 Savile Row, 6th Floor
          London, W1S 2ET
          United Kingdom

Form 13F File Number: 28-13517

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Malcolm Goddard
Title:  Partner
Phone:  011-44-20-7968-6400

Signature, Place, and Date of Signing:

/s/ Malcolm Goddard     London, England        August 12, 2010
-------------------     ---------------        ---------------
[Signature]     [City, State]     [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                Report Summary:

Number of Other Included Managers:  5

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: $142,275 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  1
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Form 13F File Number 28-13521
Name:  Mark Donegan
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No.  2
    ---
Form 13F File Number 28-13519
Name:  Altima Advisors Americas L.P.
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No.  3
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Form 13F File Number 28-13518
Name:  Altima Services UK Limited
       --------------------------

No.  4
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Form 13F File Number 28-13520
Name:  Altima International Limited
       ----------------------------

No.  5
    ---
Form 13F File Number 28-13522
Name:  Joseph Carvin
       -------------

                                                     FORM 13F INFORMATION TABLE

Column 1               Column 2     Column 3   Column 4           Column 5          Column 6     Column 7           Column 8
                                                VALUE     SHRS/ PRN   SH/   PUT    INVESTMENT     OTHER
NAME OF ISSUER      TITLE OF CLASS  CUSIP      (X$1000)      AMT      PRN   CALL   DISTRETION    MANAGERS        VOTING AUTHORITY
                                                                                                                Sole   Shared   None
CADIZ INC           COM NEW         127537207  11,095       919,259                  DEFINED              1     919,259
ICICI BANK LTD      ADR             45104G104   7,816       216,274                  DEFINED              1     216,268
ICICI BANK LTD      ADR             45104G104   1,879        52,000                  DEFINED     1, 2, 3, 4      52,000
VIVO PARTICIPACOES  SPON ADR
SA                  PFD NEW         92855S200  22,250       858,404                  DEFINED              1     858,404
VIVO PARTICIPACOES  SPON ADR
SA                  PFD NEW         92855S200   6,283       242,414                  DEFINED     1, 2, 3, 4     242,414
CITIGROUP INC       COM             172967101   4,284     1,139,405                  DEFINED              1   1,139,405
COMPANHIA DE        SPON ADR
BEBIDAS             PFD             20441W203   3,636        36,000                  DEFINED  1, 2, 3, 4, 5      36,000
BRF-BRASIL FOODS    SPONSORED
SA                  ADR             10552T107   1,851       139,567                  DEFINED  1, 2, 3, 4, 5     139,567
HANSEN NAT CORP     COM             411310105   3,794        97,000                  DEFINED  1, 2, 3, 4, 5      97,000
WINN DIXIE STORES
INC                 COM NEW         974280307   1,668       173,000                  DEFINED  1, 2, 3, 4, 5     173,000
ARCHER DANIELS
MIDLAND CO          COM             039483102   7,643       296,000                  DEFINED  1, 2, 3, 4, 5     296,000
DEERE & CO          COM             244199105   4,630        83,159                  DEFINED  1, 2, 3, 4, 5      83,159
DEAN FOODS CO       COM             242370104   2,890       287,000                  DEFINED  1, 2, 3, 4, 5     287,000
COSAN LTD           SHS A           G25343107  11,133     1,192,000                  DEFINED  1, 2, 3, 4, 5   1,192,000
KRAFT FOODS INC     CL A            50075N104   4,732       169,000                  DEFINED  1, 2, 3, 4, 5     169,000
DARLING INTL INC    COM             237266101   6,173       822,000                  DEFINED  1, 2, 3, 4, 5     822,000
CF INDS HLDGS INC   COM             125269100   6,028        95,000                  DEFINED  1, 2, 3, 4, 5      95,000
COCA-COLA
ENTERPRISES, INC.   COM             191219104   3,646       141,000                  DEFINED  1, 2, 3, 4, 5     141,000
KROGER CO           COM             501044101   2,930       148,810                  DEFINED  1, 2, 3, 4, 5     148,810
PICO HLDGS INC      COM NEW         693366205   4,196       140,000                  DEFINED  1, 2, 3, 4, 5     140,000
IMPERIAL SUGAR CO
NEW                 COM NEW         453096208     707        70,000                  DEFINED  1, 2, 3, 4, 5      70,000
TERNIUM SA          SPON ADR        880890108   6,235       189,386                  DEFINED     1, 2, 3, 4     189,386
ULTRAPAR            SP ADR REP
PARTICIPACOES SA    PFD             90400P101   2,994        63,321                  DEFINED     1, 2, 3, 4      63,321
                    ADR REPSTG
VALE SA             PFD             91912E204   8,290       394,400                  DEFINED     1, 2, 3, 4     394,400
ITAU UNIBANCO       SPON ADR
HLDG SA             REP PFD         465562106     360        20,000                  DEFINED     1, 2, 3, 4      20,000
COPA HOLDINGS SA    CL A            P31076105   3,604        81,500                  DEFINED     1, 2, 3, 4      81,500
AMERICA MOVIL SAB   SPON ADR L
DE CV               SHS             02364W105     475        10,000                  DEFINED     1, 2, 3, 4      10,000
                    SPONSORED
VIMPELCOM LTD.      ADR             92719A106   1,052        65,000                  DEFINED     1, 2, 3, 4      65,000